UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September
30,2000

Check here if Amendment [  ]; Amendment Number: ____________

This Amendment (Check only one.):

[  ] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hewlett-Packard Company
Address:   3000 Hanover Street
           MS 20 BL
           Palo Alto CA 94304

Form 13F File Number:  028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
Title:    Manager, Operations and Accounting
Phone:    650-857-2248

Signature, Place, and Date of Signing:

Cheryl Gorman   Palo Alto, CA   30-October-2000
[Signature]     [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.   (Check here if all holdings of
this reporting manager are reported in this report.

[ ] 13F NOTICE.    (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT.   (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-5160                    Intel Corporation



                                                  09/30/00

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $236,075
                                            (thousands)

List of Other Included Managers:


NONE




FORM 13F                                                               09/30/2000
REPORTING MANAGER: Hewlett-Packard Company


ITEM 1                  ITEM 2   ITEM 3    ITEM 4    ITEM 5         ITEM 6           ITEM 7       ITEM 8

NAME OF ISSUER          TITLE    CUSIP     FAIR     SHARES OR INVESTMENT DISCRETION MANA-  VOTING AUTHORITY
                        OF       NUMBER    MARKET   PRINCIPAL             SHARED    GERS
                        CLASS              VALUE    AMOUNT     SOLE SHARED OTHER            SOLE SHARED NONE
                                                                     (A)    (B)     (C)     (A)   (B)   (C)
AKAMAI TECHNOLOGIES      COMMON  00971T101    2,023     38,531  x                    HP     38,531
CRITICAL PATH INC        COMMON  22674V100      235      3,861  x                    HP      3,861
CROSSROADS  SYSTEMS      COMMON  22765D100    8,702  1,023,819  x                    HP  1,023,819
DIGIMARC CORP            COMMON  253807101    5,588    300,000  x                    HP    300,000
DIVINE INTERVENTURES INC COMMON  255404105   10,417  2,777,778  x                    HP  2,777,778
INFOSPACE INC            COMMON  45678T102      381     12,590  x                    HP     12,590
NOVADIGM INC             COMMON  669937104   14,555    940,000  x                    HP    940,000
PRIMIX SOLUTIONS INC     COMMON  741620108      211    120,377  x                    HP    120,377
S1 CORP                  COMMON  78463B101    2,173    182,004  x                    HP    182,004
SOFTWARE.COM INC         COMMON  83402P104  185,597  1,022,928  x                    HP  1,022,928
SPATIAL TECHNOLOGY INC   COMMON  847246105      854    390,409  x                    HP    390,409
VIALINK CO               COMMON  92552Q101      595     67,024  x                    HP     67,024
XCELERA.COM INC          COMMON   G3161110    4,677    246,160  x                    HP    246,160

GRAND TOTALS                                236,075
